Proposal for Profit Appropriation - Summary of Proposal for Profit Appropriation (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of proposal profit appropriation [Line Items]
Net result attributable to owners of Aegon Ltd.	€ (179)	€ (570)	[1]
Aegon Ltd. [member]
Disclosure of proposal profit appropriation [Line Items]
Final dividend on common shares	280	237
To be deducted from retained earnings	(459)	(806)
Net result attributable to owners of Aegon Ltd.	€ (179)	€ (569)	[2]

[1]	Comparatives have been restated due to the initial application of IFRS 9 and IFRS 17. Note 2 includes further details on the changes in accounting policies.
[2]	Comparatives have been restated due to the initial application of IFRS 9 and IFRS 17. Note 2 to the financial statements includes further details on the changes in accounting policies.